EuroPacific Growth Fund®
Investment portfolio
December 31, 2024
unaudited

Common stocks 94.11% Industrials 18.37%	Shares	Value (000)
Airbus SE, non-registered shares	19,242,025	$3,066,825
Recruit Holdings Co., Ltd.	29,920,854	2,081,794
Safran SA	8,938,067	1,952,487
Siemens AG	7,220,912	1,410,114
Rolls-Royce Holdings PLC[1]	144,823,686	1,030,411
Techtronic Industries Co., Ltd.	70,692,091	931,906
MTU Aero Engines AG2	2,698,759	899,916
SMC Corp.	2,206,007	858,993
Melrose Industries PLC[2]	104,058,656	721,180
Schneider Electric SE3	2,696,981	666,685
ABB, Ltd.	10,740,950	577,768
International Consolidated Airlines Group SA (CDI)	148,307,906	560,320
DSV A/S	2,620,572	554,825
Volvo AB, Class B	18,245,586	442,717
Daikin Industries, Ltd.	3,585,954	420,115
Rheinmetall AG, non-registered shares	566,260	360,444
Kingspan Group PLC	4,938,530	359,205
Trane Technologies PLC	963,422	355,840
Hitachi, Ltd.	13,812,700	339,497
Bunzl PLC	8,146,456	335,376
Mitsui & Co., Ltd.	15,784,000	327,503
BAE Systems PLC	22,757,455	326,478
Wolters Kluwer NV	1,846,607	306,283
Shenzhen Inovance Technology Co., Ltd., Class A	38,249,294	306,226
Ashtead Group PLC	4,714,764	291,618
Larsen & Toubro, Ltd.	6,595,855	277,491
Rentokil Initial PLC	51,759,958	257,129
Rumo SA	83,596,372	241,375
Compagnie de Saint-Gobain SA, non-registered shares	2,485,133	218,755
IMCD NV	1,453,139	215,208
ASSA ABLOY AB, Class B	6,837,942	201,025
SGH, Ltd.	5,006,187	142,478
TFI International, Inc.	1,040,727	140,592
ITOCHU Corp.[3]	2,718,500	133,809
Komatsu, Ltd.	4,480,500	123,763
Canadian National Railway Co. (CAD denominated)	1,148,740	116,652
Epiroc AB, Class A3	4,416,679	76,697
Epiroc AB, Class B	2,509,680	39,026
AtkinsRealis Group, Inc.	2,150,724	114,101
Ryanair Holdings PLC (ADR)	2,558,078	111,507
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	6,341,460	111,477
RELX PLC	2,398,348	108,681
Arcadis NV, non-registered shares	1,722,533	104,628
Lifco AB, Class B	3,344,637	96,909
Fluidra, SA, non-registered shares	3,597,667	87,111
Deutsche Lufthansa AG	12,655,496	80,824
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Leonardo SpA	2,972,550	$80,006
Thales SA	543,599	77,559
Ferguson Enterprises, Inc.	440,301	76,423
Mitsubishi Corp.	3,495,000	57,177
Grab Holdings, Ltd., Class A1	11,865,139	56,003
Airports of Thailand PCL, foreign registered shares	31,562,723	54,492
Bombardier, Inc., Class B1	787,556	53,556
Contemporary Amperex Technology Co., Ltd., Class A	869,660	31,625
Rational AG	26,112	22,252
VAT Group AG	58,485	21,989
Randstad NV, non-registered shares	477,809	20,064
InPost SA1	1,004,575	17,182
Wizz Air Holdings PLC[1]	698,165	12,487
		23,064,579
Information technology 16.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	190,497,553	6,220,414
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,456,955	485,224
SAP SE	13,355,960	3,268,647
ASML Holding NV	2,692,292	1,893,442
Shopify, Inc., Class A, subordinate voting shares[1]	17,440,574	1,854,456
Keyence Corp.	2,010,044	817,892
Sage Group PLC (The)	49,960,677	788,479
SK hynix, Inc.	6,832,059	775,248
Tokyo Electron, Ltd.	5,115,683	775,233
ASM International NV	633,011	361,160
Disco Corp.	1,337,560	361,034
Capgemini SE3	2,193,776	357,863
Constellation Software, Inc.	104,456	323,001
Renesas Electronics Corp.	21,344,500	271,349
Infineon Technologies AG	6,264,600	203,481
OBIC Co., Ltd.	6,753,825	200,385
STMicroelectronics NV3	7,996,056	199,441
NEC Corp.	2,304,170	197,944
Fujitsu, Ltd.	10,197,690	179,121
Zhongji Innolight Co., Ltd., Class A	9,647,440	162,850
TDK Corp.	12,085,500	155,553
Dassault Systemes SE	3,368,274	116,422
Samsung Electronics Co., Ltd.	3,128,604	112,907
Globant SA1	523,161	112,176
Nemetschek SE	1,076,548	104,254
Halma PLC	3,040,376	101,770
Nomura Research Institute, Ltd.	3,211,300	94,472
Tata Consultancy Services, Ltd.	1,949,996	93,013
Advantech Co., Ltd.	8,182,000	86,071
Kokusai Electric Corp.[3]	5,404,000	71,877
MediaTek, Inc.	1,368,000	58,738
Canva, Inc.[1,4,5]	37,779	48,357
BE Semiconductor Industries NV	211,287	28,575
E Ink Holdings, Inc.	2,419,000	19,931
		20,900,780
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials 15.45%	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria, SA	174,331,304	$1,707,105
3i Group PLC	30,903,215	1,372,877
Nu Holdings, Ltd., Class A1	99,706,417	1,032,958
UniCredit SpA	25,269,652	1,008,879
London Stock Exchange Group PLC	6,515,476	917,422
NatWest Group PLC	156,311,545	786,773
ICICI Bank, Ltd.	44,017,999	658,261
ICICI Bank, Ltd. (ADR)	2,939,259	87,766
UBS Group AG	22,375,109	682,302
KB Financial Group, Inc.	11,571,153	656,259
Brookfield Corp., Class A	10,581,757	607,922
AIA Group, Ltd.	80,426,807	581,802
Standard Chartered PLC	47,025,263	579,295
Aon PLC, Class A	1,534,654	551,186
Kotak Mahindra Bank, Ltd.	21,477,691	447,139
Deutsche Bank AG	25,608,251	441,333
Mizuho Financial Group, Inc.	17,594,200	429,257
HDFC Bank, Ltd.	19,084,270	394,754
ING Groep NV	23,936,344	374,286
Adyen NV1	237,273	350,045
Münchener Rückversicherungs-Gesellschaft AG	646,612	325,251
Royal Bank of Canada	2,687,141	324,001
Resona Holdings, Inc.	44,013,400	320,286
Erste Group Bank AG	5,166,966	319,245
Bank Central Asia Tbk PT	516,745,500	309,675
Bank Mandiri (Persero) Tbk PT	842,822,091	296,698
FinecoBank SpA	16,073,517	280,870
AXA SA3	7,372,744	262,140
Aegon, Ltd.	42,885,965	253,803
Edenred SA	7,747,735	253,100
State Bank of India	23,418,933	217,254
Hana Financial Group, Inc.	5,125,772	196,006
DBS Group Holdings, Ltd.	5,641,007	180,434
Skandinaviska Enskilda Banken AB, Class A	12,911,638	176,922
Grupo Financiero Banorte, SAB de CV, Series O	27,056,371	173,840
Bridgepoint Group PLC	38,380,471	171,377
Commerzbank AG, non-registered shares	9,147,228	148,985
Bajaj Finance, Ltd.	1,650,000	131,364
EXOR NV	1,402,685	128,116
Banco Santander, SA	26,511,755	122,626
CVC Capital Partners PLC[1]	5,567,305	122,017
Wise PLC, Class A1	8,650,835	115,272
Intact Financial Corp.	630,039	114,717
Cholamandalam Investment and Finance Co., Ltd.	7,373,946	101,986
PB Fintech, Ltd.[1]	3,702,629	91,069
Bajaj Finserv, Ltd.	4,897,185	89,561
National Bank of Canada	906,745	82,660
Eurobank Ergasias Services and Holdings SA	30,501,283	70,244
Sampo Oyj, Class A	1,341,896	54,872
Emirates NBD Bank PJSC	8,912,161	52,045
Hiscox, Ltd.	3,317,614	44,982
Checkout Payments Group, Ltd., Class B1,4,5	479,280	41,199
Hong Kong Exchanges and Clearing, Ltd.	882,600	33,506
Canadian Imperial Bank of Commerce (CAD denominated)	492,238	31,138
Barclays PLC	7,945,452	26,608
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Euronext NV	188,451	$21,122
BNP Paribas SA3	336,638	20,617
Discovery, Ltd.	1,880,649	19,410
Sberbank of Russia PJSC[4]	48,140,292	— [6]
		19,392,639
Consumer discretionary 12.62%
Flutter Entertainment PLC[1]	8,826,062	2,281,096
MercadoLibre, Inc.[1]	1,153,592	1,961,614
adidas AG	4,636,605	1,138,606
LVMH Moët Hennessy-Louis Vuitton SE	1,398,034	914,159
InterContinental Hotels Group PLC	5,612,385	699,121
Amadeus IT Group SA, Class A, non-registered shares	9,209,376	647,854
Meituan, Class B1	27,738,010	538,167
Trip.com Group, Ltd. (ADR)[1]	5,634,050	386,834
Trip.com Group, Ltd.[1]	1,681,700	115,945
Midea Group Co., Ltd., Class A	46,267,986	476,145
Booking Holdings, Inc.	82,973	412,245
Maruti Suzuki India, Ltd.	3,183,803	403,358
Industria de Diseño Textil, SA	7,777,495	398,181
Ferrari NV (EUR denominated)	859,475	368,750
Sony Group Corp.	16,864,200	356,270
Compagnie Financière Richemont SA, Class A	2,314,868	351,869
Evolution AB	3,664,643	281,285
ASICS Corp.	13,974,500	272,081
BYD Co., Ltd., Class H	4,907,500	167,332
BYD Co., Ltd., Class A	2,037,050	78,778
Compass Group PLC	6,994,189	232,495
Coupang, Inc., Class A1	9,855,011	216,613
Dollarama, Inc.	2,116,594	206,557
Las Vegas Sands Corp.	3,978,770	204,350
Stellantis NV	14,531,419	190,715
Sands China, Ltd.[1]	70,173,200	188,523
Galaxy Entertainment Group, Ltd.	43,320,000	182,514
H World Group, Ltd. (ADR)[3]	5,221,678	172,472
PDD Holdings, Inc. (ADR)[1]	1,713,708	166,212
Mercedes-Benz Group AG	2,860,733	159,431
Titan Co., Ltd.	4,185,820	158,914
TVS Motor Co., Ltd.	5,178,170	143,255
Mahindra & Mahindra, Ltd.	3,878,509	135,874
NEXT PLC	1,082,000	128,585
Hyundai Motor Co.	873,654	125,641
Barratt Redrow PLC	22,275,072	122,210
Shenzhou International Group Holdings, Ltd.	13,904,600	109,619
D’Ieteren Group	551,922	91,879
Hermès International[3]	37,466	89,386
Nitori Holdings Co., Ltd.[3]	743,500	88,233
Alibaba Group Holding, Ltd.	8,111,700	86,085
Entain PLC	9,472,828	81,131
PUMA SE, non-registered shares	1,574,487	72,024
Zalando SE, non-registered shares[1]	1,927,042	64,634
Zomato, Ltd.[1]	14,655,850	47,524
JD.com, Inc., Class A	2,402,150	41,674
Kering SA3	133,142	32,630
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
B&M European Value Retail SA	6,344,570	$29,144
Aristocrat Leisure, Ltd.	477,705	20,173
		15,838,187
Health care 9.65%
Novo Nordisk AS, Class B	44,892,152	3,863,743
Daiichi Sankyo Co., Ltd.	61,642,310	1,694,380
EssilorLuxottica SA	6,356,668	1,544,664
AstraZeneca PLC	7,547,765	982,527
Argenx SE (ADR)[1]	1,164,588	716,222
Argenx SE, non-registered shares[1]	151,536	93,563
Sonova Holding AG	1,349,115	439,158
UCB SA	1,852,031	367,545
Sanofi	3,630,813	351,113
HOYA Corp.	1,987,300	246,942
Zealand Pharma AS1	2,316,221	230,112
Eurofins Scientific SE, non-registered shares	3,316,675	169,185
Lonza Group AG	255,071	150,319
Chugai Pharmaceutical Co., Ltd.[3]	3,079,400	135,480
Grifols, SA, Class A, non-registered shares[1,3]	13,751,807	129,800
Innovent Biologics, Inc.[1]	27,269,000	128,511
Coloplast AS, Class B	1,126,375	123,333
BeiGene, Ltd. (ADR)[1]	637,893	117,825
Siemens Healthineers AG	1,940,758	102,900
BioNTech SE (ADR)[1,3]	741,308	84,472
Asahi Intecc Co., Ltd.	4,393,200	71,236
Alcon, Inc.	762,239	64,548
WuXi AppTec Co., Ltd., Class A	4,232,652	31,873
WuXi AppTec Co., Ltd., Class H3	3,962,000	28,850
bioMérieux SA	514,074	54,958
Ambu AS, Class B, non-registered shares	3,317,109	47,911
Sartorius Stedim Biotech SA	190,102	37,073
Koninklijke Philips NV	1,251,011	31,745
Rede D’Or Sao Luiz SA	4,633,031	19,056
GSK PLC	1,124,867	18,841
Bachem Holding AG	242,697	15,451
Genmab AS1	65,438	13,636
Hypera SA, ordinary nominative shares	839,700	2,452
		12,109,424
Materials 7.49%
Glencore PLC	425,726,316	1,871,865
Anglo American PLC	41,706,418	1,235,661
Linde PLC	2,027,337	848,785
Ivanhoe Mines, Ltd., Class A1,2	43,326,231	514,206
Ivanhoe Mines, Ltd., Class A1,2,5	25,725,343	305,315
Heidelberg Materials AG, non-registered shares	5,280,690	652,394
First Quantum Minerals, Ltd.[1,2]	48,409,588	624,042
Shin-Etsu Chemical Co., Ltd.	13,204,246	436,662
Rio Tinto PLC	7,214,210	424,654
Lundin Mining Corp.[2]	47,996,373	413,034
Grupo México, SAB de CV, Series B	86,211,620	409,041
Vale SA, ordinary nominative shares	28,265,000	249,801
Vale SA (ADR), ordinary nominative shares	12,791,279	113,459
Antofagasta PLC	13,528,167	267,748
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
CRH PLC	2,529,439	$234,024
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	2,269,228	177,535
Air Liquide SA3	849,814	137,392
Sika AG	501,237	119,113
Smurfit Westrock PLC	1,747,149	94,101
Akzo Nobel NV	1,406,158	84,431
Barrick Gold Corp.	4,719,689	73,155
Nippon Sanso Holdings Corp.[3]	1,971,000	54,736
Zijin Mining Group Co., Ltd., Class H	15,384,000	28,155
DSM-Firmenich AG	253,273	25,573
Wheaton Precious Metals Corp.[3]	85,307	4,798
Nitto Denko Corp.	182,900	3,059
		9,402,739
Communication services 4.62%
Tencent Holdings, Ltd.	25,795,920	1,378,567
Bharti Airtel, Ltd.	65,423,540	1,211,855
Bharti Airtel, Ltd., interim shares	1,016,089	13,957
Sea, Ltd., Class A (ADR)[1]	3,829,626	406,323
Publicis Groupe SA	3,650,818	386,771
Deutsche Telekom AG	12,593,955	376,901
NetEase, Inc.	21,098,343	376,389
Universal Music Group NV	13,219,143	337,345
Nintendo Co., Ltd.	5,070,500	295,350
Scout24 SE	2,212,544	195,022
Capcom Co., Ltd.	8,818,400	192,229
Intouch Holdings PCL, foreign registered[1]	64,509,500	181,777
SoftBank Group Corp.	2,838,600	163,066
Springer Nature AG & Co. KGaA, non-registered shares[1]	3,279,489	92,367
HYBE Co., Ltd.[1]	462,400	60,663
Advanced Info Service PCL, foreign registered shares	7,126,900	59,476
Schibsted ASA, Class A	1,749,463	54,199
MTN Group, Ltd.	4,006,710	19,558
		5,801,815
Consumer staples 4.41%
Nestlé SA	10,684,136	876,095
Danone SA	10,062,876	677,076
Kweichow Moutai Co., Ltd., Class A	3,155,305	657,521
Ajinomoto Co., Inc.	13,195,250	536,926
Philip Morris International, Inc.	3,891,266	468,314
Imperial Brands PLC	11,701,408	373,926
British American Tobacco PLC	7,296,317	264,578
Anheuser-Busch InBev SA/NV	3,898,729	195,077
L’Oréal SA, non-registered shares	477,398	168,549
JBS SA	24,840,589	146,980
Avenue Supermarts, Ltd.[1]	3,432,984	142,781
Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	10,801	119,706
Carlsberg A/S, Class B	1,176,344	112,687
Seven & i Holdings Co., Ltd.	6,789,200	106,426
Godrej Consumer Products, Ltd.	8,079,385	102,039
Carrefour SA, non-registered shares	5,887,118	83,734
Haleon PLC	16,990,448	80,036
Pernod Ricard SA	692,013	77,396
Emmi AG	93,782	75,956
EuroPacific Growth Fund — Page 6 of 12

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Alimentation Couche-Tard, Inc.	1,169,734	$64,873
Suntory Beverage & Food, Ltd.[3]	1,788,800	56,781
Uni-Charm Corp.	6,158,292	50,607
Puig Brands, SA, Class B1	2,055,411	37,857
Treasury Wine Estates, Ltd.	5,370,033	37,659
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,713,720	23,303
		5,536,883
Energy 3.65%
Reliance Industries, Ltd.	91,185,903	1,291,656
Canadian Natural Resources, Ltd. (CAD denominated)	34,592,029	1,067,998
TotalEnergies SE	13,710,617	761,884
Cenovus Energy, Inc. (CAD denominated)	44,234,504	670,541
Cenovus Energy, Inc.	2,359,176	35,742
Shell PLC (EUR denominated)	6,846,800	214,607
Shell PLC (GBP denominated)	6,334,606	196,648
Tourmaline Oil Corp.	6,266,056	289,971
BP PLC	9,312,183	45,887
Neste OYJ	1,008,895	12,738
Rosneft Oil Co. PJSC[4]	3,432,340	— [6]
		4,587,672
Utilities 0.83%
Engie SA3	20,984,792	332,650
Gulf Energy Development PCL, foreign registered	118,949,800	205,698
NTPC, Ltd.	28,812,903	112,189
Equatorial Energia SA, ordinary nominative shares	23,919,448	106,068
National Grid PLC	7,546,324	89,426
E.ON SE	5,974,028	69,560
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	4,301,200	61,622
Iberdrola, SA, non-registered shares	2,795,936	38,500
Enel SpA	3,159,262	22,598
		1,038,311
Real estate 0.37%
ESR Group, Ltd.	131,628,266	202,697
KE Holdings, Inc., Class A (ADR)	5,451,003	100,407
Goodman Logistics (HK), Ltd. REIT	3,462,000	76,404
Ayala Land, Inc.	100,487,807	45,171
Mitsui Fudosan Co., Ltd.	5,319,000	42,298
		466,977
Total common stocks (cost: $79,314,252,000)		118,140,006
Preferred securities 0.25% Consumer discretionary 0.19%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,011,948	242,681
Financials 0.04%
Itaú Unibanco Holding SA, preferred nominative shares	10,371,989	51,566
EuroPacific Growth Fund — Page 7 of 12

unaudited
Preferred securities (continued) Health care 0.02%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,587,309	$18,994
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,4,5]	3,308	4,234
Canva, Inc., Series A-3, noncumulative preferred shares[1,4,5]	133	170
Canva, Inc., Series A-4, noncumulative preferred shares[1,4,5]	11	14
Canva, Inc., Series A-5, noncumulative preferred shares[1,4,5]	9	12
		4,430
Total preferred securities (cost: $440,069,000)		317,671
Rights & warrants 0.02% Consumer discretionary 0.02%
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,7]	2,433,700	25,046
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,4]	108,820	— [6]
Total rights & warrants (cost: $20,698,000)		25,046
Short-term securities 5.90% Money market investments 5.89%
Capital Group Central Cash Fund 4.50%[2,8]	73,920,432	7,393,521
Money market investments purchased with collateral from securities on loan 0.01%
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[8,9]	2,600,000	2,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[8,9]	2,369,142	2,369
Capital Group Central Cash Fund 4.50%[2,8,9]	22,173	2,218
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[8,9]	1,700,000	1,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[8,9]	1,400,000	1,400
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[8,9]	1,200,000	1,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[8,9]	1,200,000	1,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[8,9]	1,100,000	1,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[8,9]	400,000	400
		14,187
Total short-term securities (cost: $7,406,760,000)		7,407,708
Total investment securities 100.28% (cost: $87,181,779,000)		125,890,431
Other assets less liabilities (0.28)%		(357,342)
Net assets 100.00%		$125,533,089
EuroPacific Growth Fund — Page 8 of 12

unaudited
Investments in affiliates2

	Value at 4/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 2.77%
Industrials 1.29%
MTU Aero Engines AG	$666,338	$23,020	$—	$—	$210,558	$899,916	$5,644
Melrose Industries PLC	936,166	—	41,183	(7,712)	(166,091)	721,180	2,797
Kingspan Group PLC[10]	942,325	18,228	454,359	(14,478)	(132,511)	—	5,744
						1,621,096
Consumer discretionary 0.00%
Dowlais Group PLC[11]	92,065	—	92,701	(116,420)	117,056	—	1,072
Flutter Entertainment PLC[1,10]	2,113,655	25,174	470,781	124,814	488,234	—	—
						—
Materials 1.48%
Ivanhoe Mines, Ltd., Class A1	423,762	109,016	—	—	(18,572)	514,206	—
Ivanhoe Mines, Ltd., Class A1,5	306,908	—	—	—	(1,593)	305,315	—
First Quantum Minerals, Ltd.[1]	509,207	16,805	5,577	(6,422)	110,029	624,042	—
Lundin Mining Corp.	475,599	17,457	—	—	(80,022)	413,034	9,443
						1,856,597
Utilities 0.00%
ENN Energy Holdings, Ltd.[11]	437,790	—	409,064	32,960	(61,686)	—	16,547
Real estate 0.00%
ESR Group, Ltd.[10]	238,990	—	139,679	(156,845)	260,231	—	3,577
Total common stocks						3,477,693
Short-term securities 5.89%
Money market investments 5.89%
Capital Group Central Cash Fund 4.50%[8]	4,531,065	14,375,382	11,516,140	599	2,615	7,393,521	201,799
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[8,9]	16,903		14,685 [12]			2,218	— [13]
Total short-term securities						7,395,739
Total 8.66%				$(143,504)	$728,248	$10,873,432	$246,623
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1,2	12/18/2023	$230,720	$305,315	.25%
Canva, Inc.[1,4]	8/26/2021-11/4/2021	64,403	48,357.04
Canva, Inc., Series A, noncumulative preferred shares[1,4]	11/4/2021	5,639	4,234	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[1,4]	11/4/2021	227	170	.00 [14]
Canva, Inc., Series A-4, noncumulative preferred shares[1,4]	11/4/2021	19	14	.00 [14]
Canva, Inc., Series A-5, noncumulative preferred shares[1,4]	11/4/2021	15	12	.00 [14]
Checkout Payments Group, Ltd., Class B1,4	1/11/2022	148,840	41,199.03
Total		$449,863	$399,301	.32%

EuroPacific Growth Fund — Page 9 of 12

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $111,526,000, which represented .09% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $399,301,000, which represented .32% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,046,000, which represented .02% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2024. Refer to the investment portfolio for the security value at 12/31/2024.
[11]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
EuroPacific Growth Fund — Page 10 of 12

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
EuroPacific Growth Fund — Page 11 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,136,151	$21,928,428	$—	$23,064,579
Information technology	2,774,857	18,077,566	48,357	20,900,780
Financials	3,006,188	16,345,252	41,199	19,392,639
Consumer discretionary	6,007,993	9,830,194	—	15,838,187
Health care	918,519	11,190,905	—	12,109,424
Materials	3,811,495	5,591,244	—	9,402,739
Communication services	406,323	5,395,492	—	5,801,815
Consumer staples	533,187	5,003,696	—	5,536,883
Energy	2,064,252	2,523,420	— *	4,587,672
Utilities	—	1,038,311	—	1,038,311
Real estate	100,407	366,570	—	466,977
Preferred securities	—	313,241	4,430	317,671
Rights & warrants	—	25,046	— *	25,046
Short-term securities	7,407,708	—	—	7,407,708
Total	$28,167,080	$97,629,365	$93,986	$125,890,431
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-016-0225
EuroPacific Growth Fund — Page 12 of 12